Fixed Assets - Schedule of Fixed Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Fixed assets, cost		$ 210,633	$ 216,735
Fixed assets, accumulated depreciation	$ 132,174	129,579	128,546
Fixed assets, net book value	$ 75,767	81,054	88,189
Computers, furniture and fixtures
Property, Plant and Equipment [Line Items]
Fixed assets, cost		93,224	100,276
Fixed assets, accumulated depreciation		69,687	73,060
Fixed assets, net book value		23,537	27,216
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Fixed assets, cost		117,409	116,459
Fixed assets, accumulated depreciation		59,892	55,486
Fixed assets, net book value		$ 57,517	$ 60,973